RESERVES (Tables)	12 Months Ended
Jun. 30, 2022
RESERVES [Abstract]
Reserves
		2022	2021
	Note	US$	US$
Share-based payments reserve	12(b)	12,985,856	4,738,007
Foreign currency translation reserve	12(f)	(596,331)	(2,419)
		12,389,525	4,735,588

Movements in Share-based Payments Reserve
(b)	Movements in share-based payments reserve during the year

	Number of Listed Options	Number of Unlisted Options (Note 12(c))	Number of Performance Rights (Note 12(d))	No. of Restricted Stock Units (Note 12(e))	US$
2022
Opening balance at July 1, 2021	12,624,214	25,800,000	16,325,000	-	4,738,007
Issue of employee options, performance rights, and restricted stock units	-	600,000	11,295,000	600,000	-
Exercise of options	(12,606,704)	(2,576,000)	-	-	(92,479)
Expiry of options	(17,510)	-	-	-	-
Share-based payment expense	-	-	-	-	8,340,328
Closing balance at June 30, 2022	-	23,824,000	27,620,000	600,000	12,985,856
2021
Opening balance at incorporation	-	-	-	-	-
Reverse acquisition – options issued to vendors of legal acquiree	-	13,000,000	-	-	-
Reverse acquisition – recognition of legal acquirer options and rights	15,693,334	5,000,000	2,000,000	-	967,582
Issue of employee options and performance rights	-	9,150,000	16,325,000	-	-
Exercise of options and performance rights	(3,069,120)	(1,350,000)	(2,000,000)	-	(314,339)
Share-based payment expense	-	-	-	-	4,084,764
Closing balance at June 30, 2021	12,624,214	25,800,000	16,325,000	-	4,738,007

Notes:

(1)	For details on the valuation of Unlisted Options and Performance Rights, including models and assumptions used, refer to Note 18 of the financial statements.

Movements in Foreign Currency Translation Reserve
(f)	Movements in foreign currency translation reserve during the year

	2022	2021
	US$	US$
Balance at start of year/period	(2,419)	-
Exchange differences arising on translation into presentation currency	(593,912)	(2,419)
Balance at June 30	(596,331)	(2,419)